Analysis of segment statement of financial position by business type	6 Months Ended
Jun. 30, 2019
Analysis of segment statement of financial position by business type
Analysis of segment statement of financial position by business type

C2     Analysis of segment statement of financial position by business type

To show the statement of financial position by reference to the differing degrees of policyholder and shareholder economic interest of the different types of business, the analysis below is structured to show the assets and liabilities of each segment by business type.

C2.1   Asia

		30 Jun 2019 £m							2018 £m
		Total insurance
			Unit
			-linked
		With	assets			Asset-
		-profits	and	Other		manage	Elimina-		31 Dec
	Note	business*	liabilities	business	Total	ment	tions	Total	Total
Assets
Goodwill		—	—	252	252	258	—	510	498
Deferred acquisition costs and other intangible assets		58	—	3,554	3,612	12	—	3,624	2,937
Reinsurers' share of insurance contract liabilities		83	—	3,538	3,621	—	—	3,621	2,777
Other assets		2,526	315	1,357	4,198	156	(35)	4,319	3,916
Investment properties		—	—	5	5	—	—	5	5
Investment in joint ventures and associates accounted for using the equity method		—	—	859	859	171	—	1,030	991
Financial investments		54,687	18,492	20,134	93,313	163	—	93,476	80,886
Cash and cash equivalents		534	400	1,179	2,113	109	—	2,222	2,189
Total assets		57,888	19,207	30,878	107,973	869	(35)	108,807	94,199

Total equity		—	—	7,077	7,077	579	—	7,656	6,428
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	C4.2	48,041	17,594	18,442	84,077	—	—	84,077	73,216
Unallocated surplus of with-profits funds	C4.2	3,034	—	—	3,034	—	—	3,034	2,511
Operational borrowings attributable to shareholder-financed businesses		—	36	88	124	13	—	137	61
Borrowings attributable to with-profits businesses		238	—	—	238	—	—	238	19
Other liabilities		6,575	1,577	5,271	13,423	277	(35)	13,665	11,964
Total liabilities		57,888	19,207	23,801	100,896	290	(35)	101,151	87,771
Total equity and liabilities		57,888	19,207	30,878	107,973	869	(35)	108,807	94,199

*

The statement of financial position for with-profits business comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. ‘Other business’ includes assets and liabilities of other participating businesses and other non-linked shareholder-backed business.

C2.2   US

		30 Jun 2019 £m						2018 £m
		Total insurance
		Variable
		annuity
		separate	Fixed
		account	annuity,
		assets	GICs and		Asset
		and	other		manage-	Elimina-		31 Dec
	Note	liabilities	business	Total	ment	tions	Total	Total
Assets
Goodwill		—	—	—	—	—	—	—
Deferred acquisition costs and other intangible assets		—	8,990	8,990	—	—	8,990	8,747
Reinsurers' share of insurance contract liabilities		—	6,527	6,527	—	—	6,527	6,662
Other assets		—	3,834	3,834	143	(69)	3,908	3,588
Investment properties		—	6	6	—	—	6	6
Financial investments		145,295	58,585	203,880	18	—	203,898	182,910
Cash and cash equivalents		—	1,130	1,130	54	—	1,184	3,005
Total assets		145,295	79,072	224,367	215	(69)	224,513	204,918

Total equity		—	6,702	6,702	50	—	6,752	5,624
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	C4.3	145,295	56,857	202,152	—	—	202,152	185,600
Core structural borrowings of shareholder-financed businesses		—	196	196	—	—	196	196
Operational borrowings attributable to shareholder-financed businesses		—	767	767	33	—	800	328
Other liabilities		—	14,550	14,550	132	(69)	14,613	13,170
Total liabilities		145,295	72,370	217,665	165	(69)	217,761	199,294
Total equity and liabilities		145,295	79,072	224,367	215	(69)	224,513	204,918